Details of the Loan Portfolio (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Commercial Loan KRW	Dec. 31, 2010 Commercial Loan Commercial and Industrial KRW	Dec. 31, 2009 Commercial Loan Commercial and Industrial KRW	Dec. 31, 2010 Commercial Loan Other commercial KRW	Dec. 31, 2009 Commercial Loan Other commercial KRW	Dec. 31, 2010 Commercial Loan Lease Financings KRW	Dec. 31, 2009 Commercial Loan Lease Financings KRW	Dec. 31, 2010 Consumer Loan KRW	Dec. 31, 2010 Consumer Loan Mortgage and home equity KRW	Dec. 31, 2009 Consumer Loan Mortgage and home equity KRW	Dec. 31, 2010 Consumer Loan Credit cards KRW	Dec. 31, 2009 Consumer Loan Credit cards KRW	Dec. 31, 2010 Consumer Loan Other Consumer KRW	Dec. 31, 2009 Consumer Loan Other Consumer KRW
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans, gross		179,957,336,000,000	169,255,037,000,000	95,789,687,000,000	59,610,344,000,000	54,479,473,000,000	34,601,192,000,000	34,770,389,000,000	1,578,151,000,000	1,559,652,000,000	84,167,649,000,000	44,646,443,000,000	40,022,157,000,000	17,479,346,000,000	15,116,757,000,000	22,041,860,000,000	23,306,609,000,000
Deferred loan origination costs (fees)		27,929,000,000	(23,497,000,000)
Financing Receivable, Net of Deferred Income, Total		179,985,265,000,000	169,231,540,000,000
Less: Allowance for loan losses		(3,395,864,000,000)	(3,637,994,000,000)
Loans	$ 156,190,873,000	176,589,401,000,000	165,593,546,000,000